CONTRIBUTED EQUITY, Rights Attaching to Shares (Details)	12 Months Ended
Jun. 30, 2018 Place Shareholder Vote
Meetings of Members [Abstract]
Number of places a meeting may be held | Place	2
Quorum number of shareholders | Shareholder	2
Voting [Abstract]
Number of votes for each eligible voter present	1
Number of votes eligible for each fully paid shares	1
Changes to the Constitution [Abstract]
Minimum percentage of present meeting members required to amend company constitution	75.00%
Minimum written notice required to proposal special resolution	28 days